Significant Accounting Policies - Additional Information (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,608,094	$ 872,544	$ 1,343,307
Unsecured Revolving Credit Facility [Member] | Interest Rate Benchmark Reform-Phase 2 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 123,000
TFII New Unsecured Revolving Credit Facility [Member] | Interest Rate Benchmark Reform-Phase 2 [member]
Disclosure of detailed information about borrowings [line items]
Term loan credit facility	$ 1,260